Segment information, Operating Segments (Details) Dwt in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) Dwt Segment		Dec. 31, 2023 USD ($) Segment		Dec. 31, 2022 USD ($) Segment
Details of Operating Segments [Abstract]
Number of operating segment | Segment		4		6		5
Segment Reporting [Abstract]
Revenue		$ 2,868,647		$ 2,671,706		$ 1,926,551
Gross profit		1,391,279		1,366,607		1,346,696
Other operating income		35,195		44,984		40,461
Vessel operating expenses		(278,041)		(268,869)		(263,903)
Technical management expenses		(28,173)		(25,692)		(23,627)
Charter hire expenses		(48,496)		(34,571)		(33,154)
Profit before income tax		$ 778,453		799,526		758,267
LR2 [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		124,999
LR2 [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		85,000
LR1 [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		84,999
LR1 [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		55,000
MR [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		54,999
MR [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		40,000
Handy [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		39,999
Handy [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		25,000
Specialised [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		19,999
Specialised [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		5,000
Operating Segments [Member]
Segment Reporting [Abstract]
Gross profit	[1]	$ 1,391,279		1,366,607		1,346,696
Other operating income		23,732	[2]	30,134	[2]	29,454	[3]
Vessel operating expenses		(278,041)		(268,869)		(263,903)
Technical management expenses		(28,173)		(25,692)		(23,627)
Charter hire expenses		(48,496)		(34,571)		(33,154)
Operating EBITDA		1,060,301		1,067,609		1,055,466
Depreciation charge		(213,993)		(209,434)		(207,864)
Profit before income tax		846,308		858,175		847,602
Operating Segments [Member] | LR2 [Member]
Segment Reporting [Abstract]
Gross profit	[1]	93,694		80,825		73,434
Other operating income		2,374	[2]	1,781	[2]	516	[3]
Vessel operating expenses		(15,624)		(15,267)		(15,022)
Technical management expenses		(1,947)		(1,656)		(1,296)
Charter hire expenses		0		0		0
Operating EBITDA		78,497		65,683		57,632
Depreciation charge		(13,837)		(13,743)		(13,769)
Operating Segments [Member] | LR1 [Member]
Segment Reporting [Abstract]
Gross profit	[1]	380,432		384,584		421,251
Other operating income		6,824	[2]	8,865	[2]	9,815	[3]
Vessel operating expenses		(64,451)		(66,884)		(70,719)
Technical management expenses		(7,358)		(7,109)		(6,230)
Charter hire expenses		(8,974)		(9,234)		(13,605)
Operating EBITDA		306,473		310,222		340,512
Depreciation charge		(58,881)		(58,099)		(58,012)
Operating Segments [Member] | MR [Member]
Segment Reporting [Abstract]
Gross profit	[1]	663,299		654,119		602,202
Other operating income		11,001	[2]	9,258	[2]	13,250	[3]
Vessel operating expenses		(132,876)		(125,393)		(110,483)
Technical management expenses		(13,619)		(11,711)		(9,510)
Charter hire expenses		(39,522)		(24,034)		(19,549)
Operating EBITDA		488,283		502,239		475,910
Depreciation charge		(107,936)		(104,808)		(100,597)
Operating Segments [Member] | Handy [Member]
Segment Reporting [Abstract]
Gross profit	[1]	253,854		246,042		221,438
Other operating income		3,533	[2]	7,188	[2]	5,357	[3]
Vessel operating expenses		(65,090)		(61,211)		(58,017)
Technical management expenses		(5,249)		(5,216)		(5,742)
Charter hire expenses		0		(1)		0
Operating EBITDA		187,048		186,802		163,036
Depreciation charge		(33,339)		(32,784)		(33,527)
Operating Segments [Member] | Chemical Stainless [Member]
Segment Reporting [Abstract]
Gross profit	[1]			(262)		28,371
Other operating income				(705)	[2]	516	[3]
Vessel operating expenses				(109)		(9,662)
Technical management expenses				0		(849)
Charter hire expenses				0		0
Operating EBITDA				(1,076)		18,376
Depreciation charge				0		(1,959)
Operating Segments [Member] | Specialised [Member]
Segment Reporting [Abstract]
Gross profit	[1]			1,299
Other operating income	[2]			3,747
Vessel operating expenses				(5)
Technical management expenses				0
Charter hire expenses				(1,302)
Operating EBITDA				3,739
Depreciation charge				0
Unallocated amounts [member]
Segment Reporting [Abstract]
Profit before income tax		(67,855)	[2]	(58,649)	[2]	(89,335)	[3]
Hafnia Vessels and TC Vessels [Member]
Segment Reporting [Abstract]
Revenue		1,935,596		1,915,472		1,926,551
Voyage expenses		(544,317)		(548,865)		(579,855)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member]
Segment Reporting [Abstract]
Revenue		1,935,596		1,915,472		1,926,551
Voyage expenses		(544,317)		(548,865)		(579,855)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | LR2 [Member]
Segment Reporting [Abstract]
Revenue		125,387		111,164		97,960
Voyage expenses		(31,693)		(30,339)		(24,526)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | LR1 [Member]
Segment Reporting [Abstract]
Revenue		522,837		536,309		638,141
Voyage expenses		(142,405)		(151,725)		(216,890)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | MR [Member]
Segment Reporting [Abstract]
Revenue		915,186		901,038		861,681
Voyage expenses		(251,887)		(246,919)		(259,479)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | Handy [Member]
Segment Reporting [Abstract]
Revenue		372,186		364,814		299,160
Voyage expenses		(118,332)		(118,772)		(77,722)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | Chemical Stainless [Member]
Segment Reporting [Abstract]
Revenue				(226)		29,609
Voyage expenses				(36)		(1,238)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | Specialised [Member]
Segment Reporting [Abstract]
Revenue				2,373
Voyage expenses				(1,074)
External Vessels in Disponent-Owner Pools [Member]
Segment Reporting [Abstract]
Revenue		933,051		756,234		0
Voyage expenses		(332,802)		(279,749)		0
Pool distributions		(600,249)		(476,485)		$ 0
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member]
Segment Reporting [Abstract]
Revenue	[3]	933,051		756,234
Voyage expenses	[3]	(332,802)		(279,749)
Pool distributions	[3]	(600,249)		(476,485)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | LR2 [Member]
Segment Reporting [Abstract]
Revenue	[3]	86,168		55,221
Voyage expenses	[3]	(34,080)		(19,416)
Pool distributions	[3]	(52,088)		(35,805)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | LR1 [Member]
Segment Reporting [Abstract]
Revenue	[3]	318,499		288,512
Voyage expenses	[3]	(112,980)		(108,241)
Pool distributions	[3]	(205,519)		(180,271)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | MR [Member]
Segment Reporting [Abstract]
Revenue	[3]	438,245		283,857
Voyage expenses	[3]	(156,931)		(106,141)
Pool distributions	[3]	(281,314)		(177,716)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | Handy [Member]
Segment Reporting [Abstract]
Revenue	[3]	90,139		128,644
Voyage expenses	[3]	(28,811)		(45,951)
Pool distributions	[3]	$ (61,328)		(82,693)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | Chemical Stainless [Member]
Segment Reporting [Abstract]
Revenue	[3]			0
Voyage expenses	[3]			0
Pool distributions	[3]			0
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | Specialised [Member]
Segment Reporting [Abstract]
Revenue	[3]			0
Voyage expenses	[3]			0
Pool distributions	[3]			$ 0

[1]	“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily brokers’ commission, fuel oil and port charges. TCE is a standard measure used in the shipping industry for reporting of income, providing improved comparability across different types of charters.“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily brokers’ commission, fuel oil and port charges. TCE is a standard measure used in the shipping industry for reporting of income, providing improved comparability across different types of charters.
[2]	The unallocated amount consists of interest income and finance expenses, general and administrative expenses; and other operating income such as insurance claims and share of profit of equity-accounted investees which are not allocated to segments.The unallocated amount consists of interest income and finance expenses, general and administrative expenses; and other operating income such as insurance claims and share of profit of equity-accounted investees which are not allocated to segments.
[3]	“External Vessels in Disponent-Owner Pools” means vessels that are commercially managed by the Group in the Disponent-Owner Pool arrangements that are not Hafnia Vessels or TC Vessels. See Note 2.3(a) for details on the accounting for pool arrangements.“External Vessels in Disponent-Owner Pools” means vessels that are commercially managed by the Group in the Disponent-Owner Pool arrangements that are not Hafnia Vessels or TC Vessels. See Note 2.3(a) for details on the accounting for pool arrangements.